CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2018	¥ 2,798,874	¥ 220,961	¥ 267,291	¥ 2,315,283	¥ (45,566)	¥ (75,545)	¥ 2,682,424	¥ 116,450
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2014-09) at Mar. 31, 2018	759			405			405	354
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2016-01) at Mar. 31, 2018	0			2,899	(2,899)		0	0
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2016-16) at Mar. 31, 2018	3,772			3,772			3,772	0
Adjusted balance at Mar. 31, 2018	2,803,405	220,961	267,291	2,322,359	(48,465)	(75,545)	2,686,601	116,804
Contribution to subsidiaries	3,420						0	3,420
Transaction with noncontrolling interests	(58,334)		(9,866)		(40)		(9,906)	(48,428)
Comprehensive income, net of tax:
Net income	238,594			236,207			236,207	2,387
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(1,835)				(1,835)		(1,835)	0
Net change of debt valuation adjustments	303				303		303	0
Net change of defined benefit pension plans	5				4		4	1
Net change of foreign currency translation adjustments	(5,455)				(5,353)		(5,353)	(102)
Net change of unrealized gains (losses) on derivative instruments	(64)				(77)		(77)	13
Total other comprehensive income (loss)	(7,046)						(6,958)	(88)
Total comprehensive income	231,548						229,249	2,299
Cash dividends	(96,681)			(88,438)			(88,438)	(8,243)
Exercise of stock options	225	150	75				225	0
Acquisition of treasury stock	(706)					(706)	(706)	0
Disposal of treasury stock	115		(233)			348	115	0
Other, net	358		358				358	0
Ending Balance at Dec. 31, 2018	2,883,350	221,111	257,625	2,470,128	(55,463)	(75,903)	2,817,498	65,852
Beginning Balance at Sep. 30, 2018	2,929,899	221,111	267,033	2,427,424	(35,696)	(75,903)	2,803,969	125,930
Contribution to subsidiaries	336						0	336
Transaction with noncontrolling interests	(65,865)		(9,574)		(39)		(9,613)	(56,252)
Comprehensive income, net of tax:
Net income	82,060			81,157			81,157	903
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(229)				(229)		(229)	0
Net change of debt valuation adjustments	384				384		384	0
Net change of defined benefit pension plans	206				203		203	3
Net change of foreign currency translation adjustments	(19,742)				(19,356)		(19,356)	(386)
Net change of unrealized gains (losses) on derivative instruments	(754)				(730)		(730)	(24)
Total other comprehensive income (loss)	(20,135)						(19,728)	(407)
Total comprehensive income	61,925						61,429	496
Cash dividends	(43,112)			(38,454)			(38,454)	(4,658)
Acquisition of treasury stock	0					0	0	0
Disposal of treasury stock	0		0			0	0	0
Other, net	167		166	1			167	0
Ending Balance at Dec. 31, 2018	2,883,350	221,111	257,625	2,470,128	(55,463)	(75,903)	2,817,498	65,852
Beginning Balance at Mar. 31, 2019	2,953,201	221,111	257,625	2,555,585	(61,343)	(75,904)	2,897,074	56,127
Contribution to subsidiaries	15,756						0	15,756
Transaction with noncontrolling interests	153		196				196	(43)
Comprehensive income, net of tax:
Net income	247,450			244,319			244,319	3,131
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	1,277				1,283		1,283	(6)
Net change of debt valuation adjustments	136				136		136	0
Net change of defined benefit pension plans	492				493		493	(1)
Net change of foreign currency translation adjustments	(16,455)				(14,914)		(14,914)	(1,541)
Net change of unrealized gains (losses) on derivative instruments	(3,560)				(3,561)		(3,561)	1
Total other comprehensive income (loss)	(18,110)						(16,563)	(1,547)
Total comprehensive income	229,340						227,756	1,584
Cash dividends	(105,951)			(103,824)			(103,824)	(2,127)
Acquisition of treasury stock	(13,285)					(13,285)	(13,285)	0
Disposal of treasury stock	14		(29)			43	14	0
Other, net	479		479				479	0
Ending Balance at Dec. 31, 2019	3,079,707	221,111	258,271	2,696,080	(77,906)	(89,146)	3,008,410	71,297
Beginning Balance at Sep. 30, 2019	3,027,716	221,111	258,178	2,655,773	(97,128)	(75,861)	2,962,073	65,643
Contribution to subsidiaries	3,944						0	3,944
Transaction with noncontrolling interests	1,619		8				8	1,611
Comprehensive income, net of tax:
Net income	86,108			85,169			85,169	939
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,627)				(3,628)		(3,628)	1
Net change of debt valuation adjustments	(68)				(68)		(68)	0
Net change of defined benefit pension plans	(294)				(293)		(293)	(1)
Net change of foreign currency translation adjustments	21,315				21,115		21,115	200
Net change of unrealized gains (losses) on derivative instruments	2,168				2,096		2,096	72
Total other comprehensive income (loss)	19,494						19,222	272
Total comprehensive income	105,602						104,391	1,211
Cash dividends	(45,974)			(44,862)			(44,862)	(1,112)
Acquisition of treasury stock	(13,285)					(13,285)	(13,285)	0
Disposal of treasury stock	0						0	0
Other, net	85		85				85	0
Ending Balance at Dec. 31, 2019	¥ 3,079,707	¥ 221,111	¥ 258,271	¥ 2,696,080	¥ (77,906)	¥ (89,146)	¥ 3,008,410	¥ 71,297